Due from Related Parties - Schedule of Due from Related Party (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total due from related party	$ 76,466	$ 184,961
Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Total due from related party	43,412	44,128
Beijing ZhipingScience and Technology Development Co., Ltd [Member]
Total due from related party	28,259	28,724
Anytrust Information Technology Co., Ltd [Member]
Total due from related party	$ 4,795	$ 112,109